Insurance - Significant Insurance Assumptions (Detail) - Life insurance contracts [member]	Oct. 31, 2020	Oct. 31, 2019
Country of domicile [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.11%	0.12%
Morbidity rates	1.81%	1.82%
Future reinvestment yield	3.82%	3.69%
Lapse rates	0.50%	0.50%
Foreign countries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.66%	0.57%
Future reinvestment yield	3.05%	3.06%